Finance Costs (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Finance Costs

	2019 RMB million	2018 RMB million	2017 RMB million
Interest on bank borrowings	1,149	1,569	1,590
Interest relating to lease liabilities (Note 19(c))	3,894	—	—
Interest relating to obligations under finance leases	—	2,440	1,845
Interest relating to post-retirement benefit obligations	92	106	98
Interest relating to provision for lease return costs for aircraft and engines	270	—	—
Interest on bonds and debentures	520	468	381
Interest relating to interest rate swap contracts	(68)	(6)	63
Less: amount capitalized into advanced payments on acquisition of aircraft ( n ote (a))	(687)	(850)	(793)

	5,170	3,727	3,184
Foreign exchange losses, net (note (b))	990	2,040	—

	6,160	5,767	3,184

Notes:

(a)	The weighted average interest rate used for interest capitalization was 3.51% per annum for the year ended December 31, 2019 (2018: 3.54% and 2017: 3.40%).
(b)	The exchange gains and losses primarily related to the translation of the Group’s foreign currency denominated borrowings and lease liabilities (2018 and 2017: obligations under finance leases).